T. ROWE PRICE Growth Stock Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.4%
COMMUNICATION SERVICES 16.6%
Entertainment 3.2%
Netflix (1) 2,046,052 766,431
ROBLOX, Class A (1) 4,617,039 213,492
Sea, ADR (1) 4,576,176 548,180
Spotify Technology (1) 2,903,366 438,466
1,966,569
Interactive Media & Services 13.4%
Alphabet, Class A (1) 981,615 2,730,215
Alphabet, Class C (1) 987,203 2,757,248
Match Group (1) 3,843,958 417,992
Meta Platforms, Class A (1) 7,104,359 1,579,725
Snap, Class A (1) 21,191,311 762,675
8,247,855
Total Communication Services 10,214,424
CONSUMER DISCRETIONARY 25.8%
Automobiles 6.4%
Ferrari  2,000,270 436,239
Rivian Automotive, Acquisition Date: 12/23/19 - 1/19/21,
Cost $689,791 (1)(2)(3) 43,392,210 2,071,024
Rivian Automotive, Class A (1)(2) 3,026,779 152,065
Tesla (1) 1,179,500 1,271,029
3,930,357
Diversified Consumer Services 0.2%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21, Cost $44,697
(INR) (1)(3)(4) 28,035 131,804
131,804
Hotels, Restaurants & Leisure 3.9%
Airbnb, Class A (1) 1,630,968 280,135
Booking Holdings (1) 188,285 442,178
Chipotle Mexican Grill (1) 392,148 620,390
Expedia Group (1) 2,118,980 414,621
Las Vegas Sands (1) 7,470,865 290,392
Wynn Resorts (1) 4,210,956 335,782
2,383,498
Internet & Direct Marketing Retail 12.5%
Amazon.com (1) 2,165,978 7,060,980
Coupang (1) 9,453,257 167,134
DoorDash, Class A (1) 3,527,567 413,396

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $20,584 (1)(3)(4) 444,245 42,647
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $1,075 (1)(3)(4) 23,209 2,228
7,686,385
Leisure Products 0.4%
Peloton Interactive, Class A (1) 8,224,076 217,280
217,280
Specialty Retail 1.5%
Carvana (1) 712,997 85,053
Ross Stores  9,021,906 816,122
901,175
Textiles, Apparel & Luxury Goods 0.9%
Lululemon Athletica (1) 1,543,442 563,711
563,711
Total Consumer Discretionary 15,814,210
FINANCIALS 0.5%
Capital Markets 0.3%
MarketAxess Holdings  306,478 104,264
Tradeweb Markets, Class A  603,483 53,028
157,292
Consumer Finance 0.2%
SoFi Technologies (1) 12,387,498 117,062
117,062
Total Financials 274,354
HEALTH CARE 8.0%
Biotechnology 0.3%
Argenx, ADR (1) 560,051 176,590
176,590
Health Care Equipment & Supplies 3.3%
Align Technology (1) 823,122 358,881
Insulet (1) 571,900 152,348
Intuitive Surgical (1) 2,940,174 886,992
Stryker  2,255,422 602,987
2,001,208
Health Care Providers & Services 2.7%
Cigna  1,294,184 310,099
HCA Healthcare  1,732,258 434,139
Humana  815,320 354,803

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
UnitedHealth Group  1,157,425 590,252
1,689,293
Life Sciences Tools & Services 0.5%
Avantor (1) 8,455,575 285,968
285,968
Pharmaceuticals 1.2%
AstraZeneca, ADR  2,032,933 134,865
Eli Lilly  2,100,410 601,494
736,359
Total Health Care 4,889,418
INDUSTRIALS & BUSINESS SERVICES 3.7%
Aerospace & Defense 0.7%
Airbus (EUR) (1) 3,430,640 413,970
413,970
Air Freight & Logistics 0.7%
FedEx  1,954,916 452,348
452,348
Commercial Services & Supplies 0.3%
Aurora Innovation, Acquisition Date: 3/1/19, Cost $43,358 (1)(3) 10,186,215 54,094
Cintas  351,147 149,374
203,468
Electrical Equipment 0.6%
Generac Holdings (1) 1,332,740 396,170
396,170
Industrial Conglomerates 0.8%
Roper Technologies  1,012,196 477,989
477,989
Professional Services 0.6%
TransUnion  3,696,756 382,023
382,023
Total Industrials & Business Services 2,325,968
INFORMATION TECHNOLOGY 41.5%
Communications Equipment 0.0%
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $106,867 (1)(3)(4) 219,911 4,223
4,223
Electronic Equipment, Instruments & Components 1.0%
Teledyne Technologies (1) 1,366,126 645,672
645,672

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
IT Services 7.3%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $176,501 (1)(3)(4) 46,308,995 131,981
Block, CDI (AUD) (1) 2,307,351 319,989
Block, Class A (1) 915,300 124,115
Fiserv (1) 5,746,137 582,658
Global Payments  2,100,297 287,405
Mastercard, Class A  2,719,012 971,720
MongoDB (1) 962,783 427,081
One97 Communications, Acquisition Date: 12/3/19, Cost $98,340
(INR) (1)(3) 3,862,780 25,507
PayPal Holdings (1) 651,012 75,290
Snowflake, Class A (1) 1,082,445 248,021
Stripe, Class B, Acquisition Date: 12/17/19, Cost $23,373 (1)(3)(4) 1,489,660 61,180
Toast, Class A (1) 296,192 6,436
Twilio, Class A (1) 793,600 130,793
Visa, Class A  5,064,175 1,123,082
4,515,258
Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices (1) 6,544,648 715,592
ASML Holding  1,489,533 994,904
NVIDIA  5,912,756 1,613,355
Taiwan Semiconductor Manufacturing, ADR  1,110,249 115,754
3,439,605
Software 20.2%
Atlassian, Class A (1) 1,454,500 427,376
Bill.com Holdings (1) 793,391 179,933
Black Knight (1) 5,956,964 345,444
Canva, Acquisition Date: 12/17/21 - 12/22/21, Cost $60,709 (1)
(3)(4) 35,624 48,627
Celonis, Acquisition Date: 6/17/21, Cost $30,297 (1)(3)(4) 81,931 30,297
Ceridian HCM Holding (1) 1,889,299 129,152
Datadog, Class A (1) 1,983,955 300,510
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $174,729 (1)(3)(4) 265,093 228,431
HashiCorp, Class A (1) 575,849 31,096
Intuit  2,606,675 1,253,394
Microsoft  22,311,584 6,878,884
Salesforce (1) 3,747,228 795,611
SentinelOne, Class A (1)(2) 7,071,400 273,946
ServiceNow (1) 1,639,381 912,955
Trade Desk, Class A (1) 4,543,373 314,629
UiPath, Class A (1) 4,392,196 94,827
Workday, Class A (1) 232,438 55,660

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Zoom Video Communications, Class A (1) 735,442 86,216
12,386,988
Technology Hardware, Storage & Peripherals 7.4%
Apple  25,958,657 4,532,641
4,532,641
Total Information Technology 25,524,387
Total Miscellaneous Common Stocks  0.3% (5) 160,329
Total Common Stocks (Cost $26,857,218) 59,203,090
CONVERTIBLE PREFERRED STOCKS 2.3%
COMMUNICATION SERVICES 0.5%
Interactive Media & Services 0.5%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $107,809 (1)
(3)(4) 2,187,317 343,540
Total Communication Services 343,540
CONSUMER DISCRETIONARY 0.5%
Diversified Consumer Services 0.3%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $125,208 (INR) (1)(3)(4) 38,994 183,327
183,327
Internet & Direct Marketing Retail 0.2%
Maplebear DBA Instacart, Series A, Acquisition Date: 11/18/20,
Cost $3,902 (1)(3)(4) 63,959 6,140
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $43,632 (1)(3)(4) 907,275 87,098
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $16,927 (1)(3)(4) 135,412 13,000
106,238
Total Consumer Discretionary 289,565
INFORMATION TECHNOLOGY 1.1%
Software 1.1%
Canva, Series A, Acquisition Date: 12/17/21, Cost $2,399 (1)(3)(4) 1,408 1,922
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $995 (1)(3)(4) 584 797
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $99 (1)(3)(4) 58 79
Celonis, Series D, Acquisition Date: 6/17/21, Cost $79,065 (1)(3)
(4) 213,811 79,065
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $77,826 (1)
(3)(4) 415,548 77,826
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $84,045 (1)(3)(4) 4,605,200 121,347

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
GM Cruise Holdings, Class G, Acquisition Date: 1/21/21,
Cost $69,011 (1)(3)(4) 2,619,004 69,011
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $90,269 (1)(3)(4) 6,914,757 144,143
Nuro, Series D, Acquisition Date: 10/29/21, Cost $33,950 (1)(3)(4) 1,628,640 33,950
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $79,903 (1)(3)(4) 1,337,376 75,870
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $55,003 (1)(3)
(4) 640,558 58,753
Total Information Technology 662,763
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $72,936 (1)(3)(4) 1,538,629 80,240
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $54,505 (1)(3)
(4) 1,320,595 41,163
Total Materials 121,403
Total Convertible Preferred Stocks (Cost $997,484) 1,417,271
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 0.29% (2)(6) 766,608,411 766,608
Total Short-Term Investments (Cost $766,608) 766,608
Total Investments in Securities 99.9%
(Cost $28,621,310) $ 61,386,969
Other Assets Less Liabilities 0.1% 72,611
Net Assets 100.0% $ 61,459,580
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $4,249,314 and represents 6.9% of net assets.
(4) Level 3 in fair value hierarchy.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Growth Stock Fund

.
.
.
.
.
.
.
.
.
.
(6) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
EUR Euro
INR Indian Rupee

T. ROWE PRICE Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Rivian Automotive  $ — $ (2,203,347) $ —
Rivian Automotive, Class A  (71) (162,264) —
SentinelOne, Class A  (135) (75,590) —
T. Rowe Price Government Reserve Fund, 0.29% — — 109
Totals $ (206)# $ (2,441,201) $ 109+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
Rivian Automotive  $ * $ — $ — $ 2,071,024
Rivian Automotive, Class A  * — 1,467 152,065
SentinelOne, Class A  * 30,791 1,801 273,946
T. Rowe Price Government
Reserve Fund, 0.29% 1,078,675  ¤  ¤ 766,608
Total $ 3,263,643^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $109 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,094,143.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Growth Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Growth Stock Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Growth Stock Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 55,637,088 $ 2,884,584 $ 681,418 $ 59,203,090
Convertible Preferred Stocks — — 1,417,271 1,417,271
Short-Term Investments 766,608 — — 766,608
Total $ 56,403,696 $ 2,884,584 $ 2,098,689 $ 61,386,969

T. ROWE PRICE Growth Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2022, totaled $(29,655,000) for the period ended
March 31, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Ending
Balance
3/31/22
Investment in Securities
Common Stocks $ 779,052 $ (97,634) $ 681,418
Convertible Preferred Stocks 1,349,300 67,971 1,417,271
Total $ 2,128,352 $ (29,663) $ 2,098,689

T. ROWE PRICE Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 681,418 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
5.5x
– 22.9x
8.5x Increase
Sales growth
rate
17%
– 56%
24% Increase
Enterprise
value to gross
profit multiple
21.5x
– 33.8x
27.8x Increase
Gross profit
growth rate
40%
– 56%
47% Increase
Enterprise
value to
EBITDA
multiple
12.7x
– 95.2x
43.3x Increase
EBITDA
growth rate
65%
– 108%
88% Increase
Price-to-
earnings
multiple
8.8x
– 18.8x
13.8x Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 1,417,271 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.5x
– 22.9x
3.5x Increase
Sales growth
rate
21%
– 56%
25% Increase

T. ROWE PRICE Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
profit multiple
21.5x
– 29.7x
25.6x Increase
Gross profit
growth rate
56% 56% Increase
Enterprise
value to
EBITDA
multiple
12.7x
– 95.2x
43.3x Increase
EBITDA
growth rate
65%
–108%
88% Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x 4.3x Increase
Enterprise
value to EBIT
multiple
11.8x
– 17.0x
14.0x Increase
EBIT growth
rate
23%
– 42%
33% Increase
Enterprise
value to gross
merchandise
value multiple
0.7x 0.7x Increase
Discount rate
for cost of
capital
25%
– 30%
27% Decrease

T. ROWE PRICE Growth Stock Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F40-054Q1 03/22
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease